Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to reduce opening accumulated deficit	$ (304,224)		$ (187,757)
Topic 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment to reduce opening accumulated deficit		$ 8,375